Borrowings (Tables)	12 Months Ended
Dec. 31, 2023
Borrowings
Schedule of borrowings

	December 31, 2023			December 31, 2022
		Carrying	Fair		Carrying	Fair
	Principal	value(a)	value(b)	Principal	value(a)	value(b)
Borrowings - holding company
Fairfax unsecured notes(d):
4.875% due August 13, 2024(1)	279.3	279.0	277.5	282.5	281.6	277.0
4.95% due March 3, 2025 (Cdn$348.6)(1)	264.3	263.7	264.3	258.3	257.2	255.2
8.30% due April 15, 2026(e)	91.8	91.8	97.1	91.8	91.7	98.2
4.70% due December 16, 2026 (Cdn$450.0)	341.3	340.4	339.9	332.1	331.0	323.7
4.25% due December 6, 2027 (Cdn$650.0)	492.9	492.0	486.4	479.7	478.6	455.8
2.75% due March 29, 2028 (€750.0)	828.5	821.5	791.9	800.5	792.2	698.3
4.85% due April 17, 2028	600.0	597.5	592.7	600.0	596.9	568.1
4.23% due June 14, 2029 (Cdn$500.0)	379.2	378.1	371.6	369.0	367.7	342.7
4.625% due April 29, 2030	650.0	646.8	627.3	650.0	646.4	591.1
3.375% due March 3, 2031	596.8	585.2	527.0	600.0	586.8	492.8
3.95% due March 3, 2031 (Cdn$840.0)	637.0	633.4	598.9	627.4	623.2	549.4
5.625% due August 16, 2032	741.2	735.6	742.5	750.0	743.6	707.1
6.00% due December 7, 2033(1)	400.0	394.0	410.6	—	—	—
7.75% due July 15, 2037(e)	91.3	90.7	104.3	91.3	90.7	95.2
Notes payable(2)	660.0	579.2	579.2	—	—	—
Revolving credit facility(3)	—	—	—	—	—	—
	7,053.6	6,928.9	6,811.2	5,932.6	5,887.6	5,454.6
Borrowings - insurance and reinsurance companies
Allied World 4.35% senior notes due October 29, 2025	500.0	501.8	488.0	500.0	502.9	477.7
Allied World revolving credit facility and other borrowings	18.0	20.6	19.5	16.8	19.8	16.9
Gulf Insurance floating rate long term loans due 2027(4)	172.9	172.9	171.9	—	—	—
Zenith National 8.55% debentures due August 1, 2028(d)	38.5	38.4	38.5	38.5	38.3	38.5
Brit 3.6757% subordinated notes due December 9, 2030 (£127.0)	161.9	161.9	118.3	162.4	162.4	120.6
Brit floating rate revolving credit facility(5)	—	—	—	10.0	10.0	10.0
	891.3	895.6	836.2	727.7	733.4	663.7
Borrowings - non-insurance companies(c)
Fairfax India 5.00% unsecured senior notes due 2028	441.6	439.4	399.4	441.6	438.9	400.7
Fairfax India subsidiary borrowings	75.8	75.8	75.8	122.6	122.2	122.2
AGT credit facilities, senior notes and loans(6)	493.5	491.0	488.0	511.9	508.4	498.8
Recipe term loans and credit facilities	400.2	398.2	384.8	464.0	461.5	436.7
Grivalia bond loans and term loans	205.8	205.2	205.2	111.3	111.3	111.3
Loans and revolving credit facilities primarily at floating rates(7)(8)	289.4	289.4	289.4	361.8	361.6	361.8
	1,906.3	1,899.0	1,842.6	2,013.2	2,003.9	1,931.5
Total debt	9,851.2	9,723.5	9,490.0	8,673.5	8,624.9	8,049.8
(a)	Principal net of unamortized issue costs and discounts (premiums).
(b)	Based principally on quoted market prices with the remainder based on discounted cash flow models using market observable inputs (Levels 1 and 2 respectively in the fair value hierarchy).
(c)	These borrowings are non-recourse to the holding company.
(d)	Issuer may redeem any time at prices specified in the instrument’s offering document, except those disclosed in footnote (e) below.

(e)Not redeemable prior to the contractual maturity date.

During and subsequent to 2023 the company and its subsidiaries completed the following debt transactions:

Holding company

(1)	On December 7, 2023 the company completed an offering of $400.0 principal amount of 6.00% unsecured senior notes due December 7, 2033 for net proceeds of $393.9 after discount, commissions, and expenses. Commissions and expenses of $3.1 were included in the carrying value of the notes. Subsequent to December 31, 2023, on January 12, 2024 the company completed a re-opening of these notes for $200.0 principal amount for net proceeds, excluding accrued interest, of $200.2 after premium, commissions and expenses.

Subsequent to December 31, 2023, on January 29, 2024 the company used a portion of the net proceeds from the offering to redeem its remaining $279.3 principal amount of 4.875% unsecured senior notes due August 13, 2024 for cash consideration of $285.6, including accrued interest. On February 14, 2024 the company announced that, on March 15, 2024, it will use the remainder of the net proceeds from the offering to redeem its Cdn$348.6 principal amount of 4.95% unsecured senior notes due March 3, 2025.

(2)	On December 26, 2023 the company acquired KIPCO’s 46.3% interest in Gulf Insurance as described in note 21, which included a payment deed of $660.0, requiring the company to make four equal annual payments of $165.0 to KIPCO beginning on the first anniversary of closing of the transaction. The fair value was determined using a discounted cash flow model with an average discount rate of 5.5%.
(3)	On July 14, 2023 the company extended the term of its $2.0 billion unsecured revolving credit facility with a syndicate of lenders from June 29, 2027 to July 14, 2028. The revolving credit facility contains certain financial covenants that require the company to maintain a ratio of consolidated debt to consolidated capitalization not exceeding 0.35:1 and consolidated shareholders’ equity of not less than $11.5 billion, both calculated as defined in such financial covenants. At December 31, 2023 and 2022, the revolving credit facility was undrawn and the company was in compliance with its financial covenants.

Insurance and reinsurance companies

(4)	On December 26, 2023 the company consolidated Gulf Insurance as described in note 21, including its borrowings of $172.9 at December 31, 2023.
(5)	On May 9, 2023 Brit exercised the extension option on its $550.0 revolving credit facility to extend the expiry from December 31, 2025 to December 31, 2027.

Non-insurance companies

(6)	On December 19, 2023 AGT extended the maturity of its credit facilities of Cdn$710.0 to March 16, 2025.
(7)	On August 15, 2023 Dexterra Group amended its revolving credit facility, increasing the credit facility from Cdn$200.0 to Cdn$260.0 and extending the maturity from September 7, 2024 to September 7, 2026.
(8)	On October 3, 2023 Fairfax India extended the maturity of its unused revolving credit facility of $175.0 from December 17, 2024 to October 2, 2026 while maintaining the option to extend for an additional year.

Summary of changes in the carrying values of borrowings

Changes in the carrying values of borrowings for the years ended December 31 were as follows:

	2023				2022
		Insurance				Insurance
		and	Non-			and	Non-
	Holding	reinsurance	insurance		Holding	reinsurance	insurance
	company	companies	companies	Total	company	companies	companies	Total
Balance – January 1	5,887.6	733.4	2,003.9	8,624.9	5,338.6	790.7	1,623.7	7,753.0
Cash inflows from issuances	393.9	—	228.6	622.5	743.4	—	47.0	790.4
Cash outflows from repayments	(21.8)	(7.8)	(163.9)	(193.5)	—	(0.3)	(25.3)	(25.6)
Net cash inflows (outflows) from credit facilities and short term loans	—	(10.0)	(185.4)	(195.4)	—	(35.0)	304.1	269.1
Non-cash changes:
Acquisitions of subsidiaries (note 21)	579.2	172.9	—	752.1	—	—	137.1	137.1
Gain on redemption	(1.7)	(2.7)	(24.3)	(28.7)	—	—	—	—
Foreign exchange effect and other	91.7	9.8	40.1	141.6	(194.4)	(22.0)	(82.7)	(299.1)
Balance – December 31	6,928.9	895.6	1,899.0	9,723.5	5,887.6	733.4	2,003.9	8,624.9

Schedule of principal repayments of borrowings

Principal repayments on borrowings are due as follows:

	2024	2025	2026	2027	2028	Thereafter	Total
Holding company	708.6	165.0	598.1	658.0	1,428.5	3,495.4	7,053.6
Insurance and reinsurance companies	35.2	539.3	39.3	60.5	38.9	178.1	891.3
Non-insurance companies	376.3	354.1	124.5	174.9	512.0	364.5	1,906.3
Total	1,120.1	1,058.4	761.9	893.4	1,979.4	4,038.0	9,851.2